DEPOSIT FOR ACQUISITION TARGET (Details Narrative) - SLG Innovation Inc. [Member] - USD ($)	Apr. 29, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2021	Dec. 31, 2020
Business Acquisition [Line Items]
Restricted investments					$ 1,401,923
Refundable deposits	$ 2,000,000	$ 2,000,000	$ 2,000,000	$ 561,808	561,808
Capitalized transaction costs				20,000	20,000
Accounts receivable				$ 1,418,192	$ 820,025
Estimated amount of payables	$ 2,136,445
Number of shares of capital stock	996,355